Document and Entity Information	Nov. 12, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 12, 2021
Entity Registrant Name	Cartesian Growth Corp
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40103
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	505 Fifth Avenue
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	461-6363
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001838615
Units, each consisting of one class A ordinary share and one-third of one Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one class A ordinaryshare and one-third of one Warrant
Trading Symbol	GLBLU
Security Exchange Name	NASDAQ
Class A Ordinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001per share
Trading Symbol	GLBL
Security Exchange Name	NASDAQ
Public Warrants Liability [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	GLBLW
Security Exchange Name	NASDAQ